FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended DEC 31, 2009
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	37 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1047777.188 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

AOL INC	             COM	00184X105 5,740.848   246600	SH Sole	None Sole
AOL INC	             COM	00184X105 97.543      4190	SH Sole	None None
CIA DE MINAS BUENA   ADR	204448104 1,377.826   41166	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 155,476.691 3044384	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 2,604.570   51000	SH Sole	None None
DEERE & CO	     COM	244199105 117,784.383 2177563	SH Sole	None Sole
DEERE & CO	     COM	244199105 2,352.915   43500	SH Sole	None None
DR HORTON INC	     COM	23331A109 41,241.889  3794102	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 1,085.804   99890	SH Sole	None None
EBAY INC	     COM	278642103 73,908.718  3141042	SH Sole	None Sole
EBAY INC	     COM	278642103 1,289.444   54800	SH Sole	None None
EMBRAER SA	     ADR	29081M102 1,222.683   55300	SH Sole	None Sole
ESTEE LAUDER         COM	518439104 232.128     4800	SH Sole	None Sole
H&R BLOCK INC	     COM	093671105 230.724     10200	SH Sole	None Sole
HJ HEINZ CO	     COM	423074103 90,356.156  2113100	SH Sole	None Sole
HJ HEINZ CO	     COM	423074103 1,804.472   42200	SH Sole	None None
JOHNSON & JOHNSON    COM	478160104 138,520.855 2150611	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 2,779.292   43150	SH Sole	None None
LEGG MASON INC	     COM	524901105 41,672.072  1381700	SH Sole	None Sole
LEGG MASON INC	     COM	524901105 1,043.536   34600	SH Sole	None None
LEXMARK INT	     COM	529771107 220.830     8500	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 172,366.991 5655085	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 3,441.192   112900	SH Sole	None None
NATUZZI SPA          ADR	63905A101 140.182     43400	SH Sole	None Sole
NEWFIELD EXPLORATION COM	651290108 212.212     4400	SH Sole	None Sole
NVIDIA CORP	     COM	67066G104 196.140     10500	SH Sole	None Sole
PETROLEO BRASILEIRO  ADR	71654V101 2,005.683   47315	SH Sole	None Sole
PFIZER INC	     COM	717081103 62,649.998  3444200	SH Sole	None Sole
PFIZER INC	     COM	717081103 1,386.078   76200	SH Sole	None None
PULTEGROUP INC	     COM	745867101 38,510.920  3851092	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 776.000     77600	SH Sole	None None
SK TELECOM CO        ADR	78440P108 1,589.691   97767	SH Sole	None Sole
TERNIUM SA	     ADR	880890108 1,816.833   51294	SH Sole	None Sole
TIME WARNER INC	     COM	887317303 79,047.816  2712691	SH Sole	None Sole
TIME WARNER INC	     COM	887317303 1,343.354   46100	SH Sole	None None
TOLL BROTHERS INC    COM	889478103 221.958     11800	SH Sole	None Sole
TURKCELL ILETISIM    ADR	900111204 1,028.762   58820	SH Sole	None Sole